UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York July 13, 2000

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value total:	$155,639


List of Other Included Managers:

No.	13F File Number		Name


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

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FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE











Abercrombie and Fitch Co.

COM

002896207

3656

300000

SH



Sole



300000


Airgate PCS Inc.

COM

009367103

1577

30000

SH



Sole



30000


America Online Inc Del

COM

02364J104

2634

50000

SH



Sole



50000


Amgen Inc

COM

031162100

16122

229500

SH



Sole



229500


BE Aerospace Inc.

COM

073302101

2063

30000

SH



Sole



30000


Biogen Inc

COM

090597105

7900

122484

SH



Sole



122484


Chubb Corp

COM

171232101

5535

90000

SH



Sole



90000


Coastcast

COM

19057T108

3878

220000

SH



Sole



220000


Covad Communications Group

COM

222814204

1854

115000

SH



Sole



115000


Cyberplex

COM

232969105

416

40000

SH



Sole



40000


Dell Computer Corp

COM

247025109

18497

375091

SH



Sole



375091


Devry Inc

COM

251893103

4058

153500

SH



Sole



153500


Duke Energy Corp

COM

264399106

5672

100615

SH



Sole



100615


Emerson Electric Co.

COM

291011104

3019

50000

SH



Sole



50000


Flowserve Corporation

COM

34354P105

7531

500000

SH



Sole



500000


Freeport-McMoran Copper & Gold
Class A

35671D105

2988

327500

SH



Sole



327500


Genuity Inc.

COM

37248E103

1831

200000

SH



Sole



200000


Inco Limited

COM

453258402

4228

275000

SH



Sole



275000


Inco Class VBN Shares

CL VBN SH

453258709

2188

500000

SH



Sole



500000


Insignia Financial Group Inc.
COM

45767A105

1120

112000

SH



Sole



112000


Mattel Inc.

COM

577081102

2638

200000

SH



Sole



200000


Micron Technology

COM

595112103

12824

145620

SH



Sole



145620


Netia Holdings SA ADR

ADR

64114B104

2634

95000

SH



Sole



95000


Nike Class B

Class B

654106103

3981

100000

SH



Sole



100000


Olin Corp

NEW $1 PAR

680665205

3548

215000

SH



Sole



215000


Oxford Health Plans Inc

COM

691471106

5626

236250

SH



Sole



236250


Procter & Gamble Co

COM

742718109

2290

40000

SH



Sole



40000


Rhythms Netconnections Inc

COM

762430205

1363

108500

SH



Sole



108500


SCI Systems Inc.

COM

783890106

7838

110000

SH



Sole



110000


Special Metals Corp

COM

847414103

1659

632100

SH



Sole



632100


Titanium Metals Corporation

COM

888339108

3216

686000

SH



Sole



686000


Transkaryotic Therapies, Inc
COM

893735100

779

21200

SH



Sole



21200


Ultramar Diamond Shamrock

COM

904000106

2481

100000

SH



Sole



100000


Unumprovident Corporation

COM

91529Y106

3611

180000

SH



Sole



180000


Vans Inc.

COM

921930103

527

36000

SH



Sole



36000


Voicestream Wireless Corp

COM

928615103

3489

30000

SH



Sole



30000


Whitehall Jewelers Inc.

COM

965063100

369

19800

SH



Sole



19800

